Revenue from contract with customers - Operating Revenue by Principal Geographic Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Passenger, cargo and mail revenue	$ 3,546,971	$ 3,393,868	$ 3,413,466
North America
Disclosure of geographical areas [line items]
Passenger, cargo and mail revenue	1,521,617	1,375,018	1,328,504
South America
Disclosure of geographical areas [line items]
Passenger, cargo and mail revenue	1,279,177	1,219,893	1,233,362
Central America
Disclosure of geographical areas [line items]
Passenger, cargo and mail revenue	696,032	747,871	796,679
Caribbean
Disclosure of geographical areas [line items]
Passenger, cargo and mail revenue	$ 50,145	$ 51,086	$ 54,921